Prudential Investments
100 Mulberry Street
Gateway Center Three
Newark, NJ 07102

August 9, 2011

United States Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:     Preliminary Proxy Materials for Prudential Investment Portfolios 3—Prudential Real Assets Fund

Ladies and Gentlemen:

     On behalf of Prudential Real Assets Fund (the “Fund”), a series of Prudential Investment Portfolios 3, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of the Fund scheduled for September 19, 2011 (the "Meeting"). These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

     If there are any questions with respect to this filing, please call me at 973-802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo
Vice President & Corporate Counsel